Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUE
Sales of goods	$ 1,380,816	$ 1,637,716
Provision of services	220,670	406,846
TOTAL REVENUE	1,601,486	2,044,562
COST OF SALES	(1,158,052)	(1,228,412)
GROSS PROFIT	443,434	816,150
OPERATING EXPENSES
Amortization	8,989	44,540
Depreciation	57,506	47,147
Director fees	151,663	107,446
Insurance	498,006	1,458,765
Office and miscellaneous	2,800,652	1,607,837
Professional fees	847,187	873,640
Research and development	793,224	314,440
Share-based payments	540,563	643,325
Travel	89,262	76,472
Wages and salaries	1,821,081	1,000,207
Total operating expenses	(7,608,133)	(6,173,819)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	57,314	(1,230,860)
Finance and other gain (loss)	35,861	14,148
Foreign exchange gain (loss)	(18,156)	(386,940)
Gain (loss) on disposal of assets	21,203	(10,755)
Gain on recovery of notes receivable		771,260
Government income	1,275	1,275
Other expense	(424)	(4,794)
Total other income (expenses)	97,073	(846,666)
NET LOSS	(7,067,626)	(6,204,335)
Items that may be reclassified to profit or loss
Foreign exchange translation	(86,402)	(54,910)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	57,033	(33,249)
COMPREHENSIVE LOSS	$ (7,096,995)	$ (6,292,494)
Net loss per share
Basic & diluted	$ (0.20)	$ (0.19)
Weighted average number of common shares outstanding - basic & diluted	34,689,118	33,185,860